Regulatory Matters - Additional Information (Detail)	12 Months Ended
Mar. 31, 2012
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Minimum capital adequacy ratio	120.00%
Description of risk based capital requirement and limitations	Tier 2 capital generally consists of: general reserve for possible losses on loans, equaling the sum of (i) the excess of the amount of qualified reserves over the amount of expected losses and (ii) the amount of general reserves calculated based on the standardized approach; 45% of each of the unrealized gains on “other securities” and the unrealized appreciation in the value of land; the balance of subordinated perpetual debt; and the balance of subordinated term debt with an original maturity of over five years and preferred term shares up to 50% of Tier 1 capital. Tier 2 capital may be included in a bank’s risk-based capital up to the amount equivalent to Tier 1 capital, less Tier 3 capital if market risk is taken into account in the capital adequacy ratio calculation. Tier 3 capital consists of the balance of subordinated term debt with original maturity of at least two years. Tier 3 capital may be included in total risk-based capital subject to certain conditions, depending on the measure for market risk equivalent and the amount of Tier 1 capital.
Percentage of unrealized gains on other securities included in Tier 2 capital	45.00%
Minimum original maturity of subordinated term debt included in Tier 2 capital	5 years
Preferred term shares maximum percentage of Tier 1 capital included in Tier 2 capital	50.00%
Description of regulatory actions for not maintaining the minimum capital ratio concerning securities subsidiaries	A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of 100% or less may lead to a temporary suspension of all or part of the business operations and cancellation of the license to act as a securities broker and dealer.
Capital ratio that call for regulatory reporting | Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Minimum capital adequacy ratio	140.00%
Capital ratio that lead to a temporary suspension of all or part of the business operations and cancellation of the license to act as a securities broker and dealer | Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Minimum capital adequacy ratio	100.00%
Domestic banks with only domestic operations
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Minimum capital adequacy ratio	4.00%
Basel I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Minimum capital adequacy ratio	8.00%